SHORT-TERM AND LONG-TERM LOANS (Schedule of Short-term and Long-term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term loans	$ 297,811	$ 236,985
Long-term loans	$ 123,215	$ 114,109